Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenues	€ 0	€ 0
Other income	2,965	2,265
Operating income	2,965	2,265
Research and development	(22,718)	(16,752)
General and administrative	(10,493)	(7,393)
Operating expenses	(33,210)	(24,145)
Operating loss	(30,245)	(21,880)
Financial income	1,265	2,966
Financial expenses	(305)	(42)
Financial income (loss)	960	2,924
Income tax	(1)	(14)
Net loss	€ (29,286)	€ (18,970)
Basic / Diluted loss per share (€/share)	€ (1.63)	€ (1.06)